Note 7 - Balance Sheet Disclosure - Provisions and Contingent Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Note 7 - Balance Sheet Disclosure - Provisions and Contingent Liabilities (Details)
Other provisions, Balance at Jan 1	€ 0	€ 0
Other provisions, Usage		0
Other provisions, Reversals		0
Other provisions, Additions	65	0
Other provisions, Balance at Dec 31	65	0
Personnel costs, Balance at Jan 1	0	584
Personnel costs, Usage		(584)
Personnel costs, Reversals		0
Personnel costs, Additions		0
Personnel costs, Balance at Dec 31		0
Financial statements, Balance at Jan 1	111	52
Financial statements, Usage	(111)	(46)
Financial statements, Reversals		0
Financial statements, Additions	2,137	105
Financial statements, Balance at Dec 31	2,137	111
Balance at Jan 1	111	636
Usage	(111)	(630)
Reversals		0
Additions	2,202	105
Balance at Dec 31	€ 2,202	€ 111